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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------------------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
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Address: 2100 McKinney Avenue, Suite 700
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         Dallas, Texas  75201
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Form 13F File Number: 28-11321
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 661-8112
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond              Dallas, Texas               November 7, 2005
----------------------  ------------------------------------   ----------------
[Signature]                        [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 37
                                              -----------------------

Form 13F Information Table Value Total:      $     226,954
                                              -----------------------
                                                    (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                       COLUMN 8
COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7   VOTING AUTHORITY
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NAME OF                         TITLE OF                               SHRS OR   SH/  PUT/   INVESTMENT   OTHER
 ISSUER                          CLASS           CUSIP       VALUE     PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE SHARED NONE
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Copano Energy LLC             Common Stock     217202100  22,360,000    561,803  SH             SOLE                 X
Copano Energy LLC CL B        Common Stock     217202977   8,790,000    220,843  SH             SOLE                 X
Canadian Oil Sands Tr New     Common Stock     13642L100   1,992,000     18,000  SH             SOLE                 X
Genesis Energy LP             Common Stock     371927104   4,059,000    349,900  SH             SOLE                 X
Enterprise GP Holdings LP     Common Stock     293716106   2,769,000     79,400  SH             SOLE                 X
Global Partners LP            Common Stock     37946R109     708,000     30,000  SH             SOLE                 X
Magellan Midstream
Partners LP                   Common Stock     559080106   7,472,000    218,030  SH             SOLE                 X
Northern Border Partners LP   Common Stock     664785102   2,742,000     57,300  SH             SOLE                 X
Plains All American
Pipeline LP                   Common Stock     726503105  54,350,000  1,274,913  SH             SOLE                 X
Provident Energy              Common Stock     74386K104   1,443,000    118,413  SH             SOLE                 X
Valero LP                     Common Stock     91913W104   9,690,000    170,053  SH             SOLE                 X
Enerplus Res Fd TR            Common Stock     29274D604   1,756,000     37,200  SH             SOLE                 X
Kinder Morgan Mgmt LLC        Common Stock     49455U100  10,798,000    217,880  SH             SOLE                 X
Kinder Morgan Inc. Kans       Common Stock     49455P101  12,501,000    130,000  SH             SOLE                 X
Kinder Morgan Energy
Partners LP                   Common Stock     494550106   2,236,000     42,300  SH             SOLE                 X
Crosstex Energy LP            Common Stock     22765U102   2,030,000     50,488  SH             SOLE                 X
Energy Transfer Partners LP   Common Stock     29273R109  20,535,000    587,228  SH             SOLE                 X
Holly Energy Partners LP      Common Stock     435763107   5,294,000    121,000  SH             SOLE                 X
Inergy LP                     Common Stock     456615103  20,865,000    739,894  SH             SOLE                 X
Inergy Holdings, LP           Common Stock     45661Q107   2,007,000     60,000  SH             SOLE                 X
K-Sea Transn Partners LP      Common Stock     48268Y101   4,505,000    123,420  SH             SOLE                 X
Teekay Lng Partners LP        Common Stock     Y8564M105   1,103,000     35,000  SH             SOLE                 X
Markwest Energy Partners LP   Common Stock     570759100   3,403,000     66,800  SH             SOLE                 X
Markwest Hydrocarbon Inc.     Common Stock     570762104     793,000     31,700  SH             SOLE                 X
US Shipping Partners LP       Common Stock     903417103   7,878,000    312,000  SH             SOLE                 X
Contango Oil & Gas Co. New    Common Stock     21075N204   3,516,000    292,000  SH             SOLE                 X
Contago Oil & Gas Co.
Series D Preferred            Preferred Stock  21075N998   1,000,000        200  SH             SOLE                 X
Englobal Corp                 Common Stock     293306106     167,000     20,600  SH             SOLE                 X
Hornbeck Offshore
Svcs Inc. New                 Common Stock     440543106     403,000     11,000  SH             SOLE                 X
Tidewater Inc.                Common Stock     886423102     243,000      5,000  SH             SOLE                 X
Compugen Limited              Common Stock     M25722105     546,000    164,969  SH             SOLE                 X
Genitope Corp                 Common Stock     37229P507     972,000    140,000  SH             SOLE                 X
Cameco Corp                   Common Stock     13321L108     535,000     10,000  SH             SOLE                 X
Exxon Mobil Corp              Common Stock     30231G102   1,589,000     25,000  SH             SOLE                 X
Transocean Inc.               Common Stock     G90078109   1,839,000     30,000  SH             SOLE                 X
Nabors Industries Ltd         Common Stock     G6359F103   2,155,000     30,000  SH             SOLE                 X
Westside Energy Corp          Common Stock     96149R100   1,910,000    478,750  SH             SOLE                 X
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